Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024
NET REVENUES
Total net revenues	$ 2,766	$ 2,399	$ 5,080		$ 4,773
COST OF REVENUES
Total cost of revenues	(1,291)	(1,064)	(2,269)		(2,208)
GROSS PROFIT	1,475	1,335	2,811		2,565
Operating expenses:
Selling and marketing	(273)	(251)	(499)		(550)
General and administrative	(771)	(944)	(1,642)		(2,280)
Research and development	(102)	(75)	(203)		(150)
Total operating expenses	(1,146)	(1,270)	(2,344)		(2,980)
OPERATING (LOSS) INCOME	329	65	467		(415)
OTHER INCOME (EXPENSES)
Interest income (expense), net	(29)	31	(41)		66
Other income, net	30	33	13		60
Gain on lease termination	1,492		1,492
Total other income	1,493	64	1,464		126
(LOSS) INCOME BEFORE INCOME TAX	1,822	129	1,931		(289)
Income tax benefit (expense)	(47)	(6)	(47)		505
NET INCOME	1,775	123	1,884		216
NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	1,775	123	1,884		216
OTHER COMPREHENSIVE INCOME, NET OF TAX
Other comprehensive income, net
TOTAL COMPREHENSIVE INCOME	$ 1,775	$ 123	$ 1,884		$ 216
Net income per share - basic (in Dollars per share)	$ 0.0311	$ 0.0022	$ 0.033		$ 0.0038
Net income per share - diluted (in Dollars per share)	$ 0.0311	$ 0.0022	$ 0.033		$ 0.0038
Weighted average shares used in calculating basic net income per share (in Shares)	57,127,524	57,127,524	57,127,524		57,127,524
Weighted average shares used in calculating diluted net income per share (in Shares)	57,127,524	57,127,524	57,127,524		57,127,524
American Depositary Shares
OTHER COMPREHENSIVE INCOME, NET OF TAX
Net income per share - basic (in Dollars per share)	$ 0.622	$ 0.044	$ 0.66	[1]	$ 0.076	[1]
Net income per share - diluted (in Dollars per share)	$ 0.622	$ 0.044	$ 0.66	[1]	$ 0.076	[1]
Educational program and services
NET REVENUES
Total net revenues	$ 1,912	$ 2,399	$ 3,902		$ 4,773
COST OF REVENUES
Total cost of revenues	(1,071)	(1,064)	(2,049)		(2,208)
HybriU licensing and selling
NET REVENUES
Total net revenues	854		1,178
COST OF REVENUES
Total cost of revenues	$ (220)		$ (220)

[1]	In February 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing two (2) Class A ordinary shares, to one (1) ADS representing twenty (20) Class A ordinary shares.